UNAUDITED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (9,266)	$ (18,978)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	661	1,693
Stock-based compensation expense	508	1,057
Reduction in the operating right of use assets	877	1,360
Write-off of deferred financing costs	208	0
(Gain) loss on sale of property and equipment	(113)	67
Non-cash interest expense	19	236
Changes in operating assets and liabilities:
Prepaid expenses and other assets	3,015	(1,572)
Accounts payable	1,170	(1,826)
Accrued expenses	(2,743)	(2,933)
Deferred revenue	(3,729)	(224)
Operating lease liabilities	(707)	(1,355)
Other long term liabilities	33	50
Net cash used in operating activities	(10,067)	(22,425)
Cash flows from investing activities:
Proceeds from the sale of property and equipment	524	0
Purchases of property and equipment	0	(17)
Net cash provided by (used in) investing activities	524	(17)
Cash flows from financing activities:
Payment of principal related to finance lease liabilities	(304)	(1,319)
Proceeds from failed sale-leaseback arrangement	0	686
Payment of finance liability from failed sale-leaseback arrangements	(327)	(303)
Proceeds from the exercise of stock options	5	2
Sale of common stock under Open Market Sales Agreement, net of issuance costs	0	2,286
Net cash (used in) provided by financing activities	(626)	1,352
Net decrease in cash, cash equivalents and restricted cash	(10,169)	(21,090)
Cash, cash equivalents, and restricted cash at beginning of the year	17,909	77,605
Cash, cash equivalents and restricted cash at end of the period	7,740	56,515
Supplemental disclosures of cash flow information:
Cash paid for interest	33	50
Supplemental disclosure of non-cash financing and investing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	836	4,337
Right-of-use assets obtained in exchange for new financing lease liabilities	0	2,470
Property and equipment in accounts payable	$ 0	$ 59